ASSETS CLASSIFIED AS HELD FOR SALE (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement1 [Line Items]
Proceeds from disposal or maturity of available-for-sale financial assets	$ 63,000	$ 83,000
Purchase of investments other than investments accounted for using equity method	0		$ 0
Impairment loss recognised on assets of disposal group	576,000	0	$ 0
Grindrod Shipping South Africa [Member]
Statement1 [Line Items]
Gain (loss) on measurement to fair value less cost to sell of the assets and liabilities of disposal group	138,000
Accumulated impairment [member]
Statement1 [Line Items]
Impairment loss recognised on assets of disposal group	$ 576,000	$ 3,179,000